Note 21 - Fair Value Disclosures (Details) - Fair Value, Quantitative Disclosures (USD $)	12 Months Ended
	Dec. 31, 2012
Impaired Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans (in Dollars)	$ 4,794,369
Impaired loans	Appraisal of collateral (1)	[1]
Impaired loans	Appraisal adjustments (2)	[2]
Other Real Estate Owned	Appraisal of collateral (1)	[1]
Other Real Estate Owned	Appraisal adjustments (2)	[2]
Other Real Estate Owned [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans	Appraisal of collateral (1)	[1]
Impaired loans	Appraisal adjustments (2)	[2]
Other Real Estate Owned (in Dollars)	$ 6,568,781
Other Real Estate Owned	Appraisal of collateral (1)	[1]
Other Real Estate Owned	Appraisal adjustments (2)	[2]
Minimum [Member] | Impaired Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans	5.00%
Other Real Estate Owned	5.00%
Minimum [Member] | Other Real Estate Owned [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans	8.00%
Other Real Estate Owned	8.00%
Maximum [Member] | Impaired Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans	50.00%
Other Real Estate Owned	50.00%
Maximum [Member] | Other Real Estate Owned [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans	60.00%
Other Real Estate Owned	60.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs that are not identifiable.
[2]	Includes qualitative adjustments by management and estimated liquidation expenses.